Document and Entity Information	Dec. 09, 2020
Cover [Abstract]
Entity Registrant Name	CURIS INC
Amendment Flag	false
Entity Central Index Key	0001108205
Document Type	8-K
Document Period End Date	Dec. 09, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-30347
Entity Tax Identification Number	04-3505116
Entity Address, Address Line One	128 Spring Street
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	503-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CRIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false